Derivative Instruments (Tables)	3 Months Ended
Mar. 31, 2020
Derivative Instruments [Abstract]
Outstanding Notional Amounts of Derivative Instruments
The following table summarizes the outstanding notional amounts of derivative instruments as of the dates indicated (dollars in thousands):

Derivatives	March 31, 2020	December 31, 2019
Notional amount of interest rate swaps	$1,973,000	$2,355,850
Notional amount of swaptions	60,000	40,000
Notional amount of TBAs, net	122,000	140,300
Notional amount of Treasury futures	524,800	310,300
Total notional amount	$2,679,800	$2,846,450

Information about Company's Interest Rate Swap Agreements
The following table presents information about the Company’s interest rate swap agreements as of the dates indicated (dollars in thousands):

	Notional Amount	Weighted Average Pay Rate	Weighted Average Receive Rate	Weighted Average Years to Maturity
March 31, 2020	$1,973,000	1.22%	1.50%	5.7
December 31, 2019	2,355,850	1.70%	1.92%	5.3

Information about Company's Interest Rate Swaption Agreements
The following table presents information about the Company’s interest rate swaption agreements as of the dates indicated (dollars in thousands):

	Notional Amount	Weighted Average Pay Rate	Weighted Average Receive Rate(A)		Weighted Average Years to Maturity
March 31, 2020	$60,000	2.22%	LIBOR-BBA	%	10.6
December 31, 2019	40,000	2.38%	LIBOR-BBA	%	10.7

(A)	Floats in accordance with LIBOR.

Realized Gain (Loss) Related to Derivatives
The following table presents information about realized gain (loss) on derivatives, which is included on the interim consolidated statements of income for the periods indicated (dollars in thousands):

Realized Gains (Losses) on Derivatives

	Consolidated Statements of Loss	Three Months Ended March 31,
Derivatives	Location	2020	2019
Interest rate swaps	Realized loss on derivatives, net	$(47,865)	$(8,024)
Swaptions	Realized loss on derivatives, net	-	(762)
TBAs	Realized loss on derivatives, net	459	(220)
Treasury futures	Realized loss on derivatives, net	28,650	1,530
Total		$(18,756)	$(7,476)

Offsetting Assets
The following tables present information about the Company’s assets and liabilities that are subject to master netting arrangements or similar agreements and can potentially be offset on the Company’s interim consolidated balance sheets as of the dates indicated (dollars in thousands):

Offsetting Assets and Liabilities

As of March 31, 2020

			Net Amounts of Assets and	Gross Amounts Not Offset in the Consolidated Balance Sheet
	Gross Amounts of Recognized Assets or Liabilities	Gross Amounts Offset in the Consolidated Balance Sheet	Liabilities Presented in the Consolidated Balance Sheet	Financial Instruments	Cash Collateral Received (Pledged)	Net Amount
Assets
Interest rate swaps	$25,497	$-	$25,497	$(25,497)	$-	$-
Interest rate swaptions	89	-	89	(89)	-	-
TBAs	21,052	(21,052)	-	-	-	-
Treasury futures	11,316	-	11,316	(11,316)	-	-
Total Assets	$57,954	$(21,052)	$36,902	$(36,902)	$-	$-

Liabilities
Repurchase agreements	$1,565,232	$-	$1,565,232	$(1,531,415)	$(33,817)	$-
Interest rate swaps	19,405	-	19,405	(19,405)	-	-
TBAs	21,868	(21,053)	815	(815)	-	-
Treasury futures	3,306	-	3,306	(3,306)	-	-
Total Liabilities	$1,609,811	$(21,053)	$1,588,758	$(1,554,941)	$(33,817)	$-

As of December 31, 2019

			Net Amounts of Assets and	Gross Amounts Not Offset in the Consolidated Balance Sheet
	Gross Amounts of Recognized Assets or Liabilities	Gross Amounts Offset in the Consolidated Balance Sheet	Liabilities Presented in the Consolidated Balance Sheet	Financial Instruments	Cash Collateral Received (Pledged)	Net Amount
Assets
Interest rate swaps	$17,921	$-	$17,921	$(17,921)	$-	$-
Interest rate swaptions	368	-	368	(368)	-	-
TBAs	2,297	(2,297)	-	-	-	-
Total Assets	$20,586	$(2,297)	$18,289	$(18,289)	$-	$-

Liabilities
Repurchase agreements	$2,337,638	$-	$2,337,638	$(2,276,251)	$(61,387)	$-
Interest rate swaps	10,140	-	10,140	(10,140)	-	-
TBAs	2,720	(2,297)	423	(423)	-	-
Treasury futures	1,774	-	1,774	3,876	(5,650)	-
Total Liabilities	$2,352,272	$(2,297)	$2,349,975	$(2,282,938)	$(67,037)	$-

Offsetting Liabilities
The following tables present information about the Company’s assets and liabilities that are subject to master netting arrangements or similar agreements and can potentially be offset on the Company’s interim consolidated balance sheets as of the dates indicated (dollars in thousands):

Offsetting Assets and Liabilities

As of March 31, 2020

			Net Amounts of Assets and	Gross Amounts Not Offset in the Consolidated Balance Sheet
	Gross Amounts of Recognized Assets or Liabilities	Gross Amounts Offset in the Consolidated Balance Sheet	Liabilities Presented in the Consolidated Balance Sheet	Financial Instruments	Cash Collateral Received (Pledged)	Net Amount
Assets
Interest rate swaps	$25,497	$-	$25,497	$(25,497)	$-	$-
Interest rate swaptions	89	-	89	(89)	-	-
TBAs	21,052	(21,052)	-	-	-	-
Treasury futures	11,316	-	11,316	(11,316)	-	-
Total Assets	$57,954	$(21,052)	$36,902	$(36,902)	$-	$-

Liabilities
Repurchase agreements	$1,565,232	$-	$1,565,232	$(1,531,415)	$(33,817)	$-
Interest rate swaps	19,405	-	19,405	(19,405)	-	-
TBAs	21,868	(21,053)	815	(815)	-	-
Treasury futures	3,306	-	3,306	(3,306)	-	-
Total Liabilities	$1,609,811	$(21,053)	$1,588,758	$(1,554,941)	$(33,817)	$-

As of December 31, 2019

			Net Amounts of Assets and	Gross Amounts Not Offset in the Consolidated Balance Sheet
	Gross Amounts of Recognized Assets or Liabilities	Gross Amounts Offset in the Consolidated Balance Sheet	Liabilities Presented in the Consolidated Balance Sheet	Financial Instruments	Cash Collateral Received (Pledged)	Net Amount
Assets
Interest rate swaps	$17,921	$-	$17,921	$(17,921)	$-	$-
Interest rate swaptions	368	-	368	(368)	-	-
TBAs	2,297	(2,297)	-	-	-	-
Total Assets	$20,586	$(2,297)	$18,289	$(18,289)	$-	$-

Liabilities
Repurchase agreements	$2,337,638	$-	$2,337,638	$(2,276,251)	$(61,387)	$-
Interest rate swaps	10,140	-	10,140	(10,140)	-	-
TBAs	2,720	(2,297)	423	(423)	-	-
Treasury futures	1,774	-	1,774	3,876	(5,650)	-
Total Liabilities	$2,352,272	$(2,297)	$2,349,975	$(2,282,938)	$(67,037)	$-